SHARE BASED COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2021	Mar. 31, 2022	Jul. 17, 2015
Statement [Line Items]
Shares based compensation unrecognized compensation		$ 86,749
Fair value per share		$ 2.50	$ 2.06
Dr. Averback [Member]
Statement [Line Items]
Restricted shares granted	3,000,000
Equity compensation reward		$ 660,000
Restricted shares granted monthly	250,000
Total rerestricted shares granted				21,000,000
Proceeds from issuance of shares	$ 6,400,000
Fair value per share				$ 1.36